Summary of Change In Accrued Product Warranty Cost (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Warranty Liability [Line Items]
Balance at beginning of year	$ 24,573	¥ 2,015,000	¥ 1,835,000	¥ 1,677,000
Addition	18,073	1,482,000	1,601,000	1,484,000
Utilization	(17,122)	(1,404,000)	(1,344,000)	(1,373,000)
Foreign exchange impact	(744)	(61,000)	(77,000)	47,000
Balance at end of year	$ 24,780	¥ 2,032,000	¥ 2,015,000	¥ 1,835,000